Share-based compensation - SOP III Awards Other Information (Details) - SOP III - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Vested and exercisable
Exercised during the period		0	0
Compensation cost related to non-vested awards
Total compensation cost related to non-vested share-based compensation awards not yet recognized	$ 23,210
RSUs
Outstanding
Number of instruments	524,302	661,258
The intrinsic value of outstanding units	$ 28,852
The weighted-average remaining contractual term, days	656 days
Vested and exercisable
Exercised during the period	145,144
Intrinsic value of awards exercised	$ 10,376
SARs
Outstanding
Number of instruments	280,394	433,586
The intrinsic value of outstanding units	$ 4,521
The weighted-average remaining contractual term, days	632 days
Vested and exercisable
Number of instruments	33,823
Intrinsic value	$ 545
Exercised during the period	57,829
Intrinsic value of awards exercised	$ 2,211
PSAs
Outstanding
Number of instruments	1,009,887
The intrinsic value of outstanding units	$ 19,117
The weighted-average remaining contractual term, days	663 days
Vested and exercisable
Number of instruments	28,522
Intrinsic value	$ 540
Intrinsic value of awards exercised	$ 9,291